UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

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                                   FORM 13F

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                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
       This Amendment (Check only one):  [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gems Management Limited.
Address: Centreville House, Suite 2B, 2nd Terrace West
         PO BOx CB 12809
	 Nassau, Bahamas

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cedric Lancelot Carroll
Title: Managing Director
Phone: (242) 326-1904

Signature, Place, and Date of Signing:

 Cedric Lancelot Carroll        Nassau, Bahamas         7 February 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  45
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Form 13F Information Table Value Total:  $58,978
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                                          (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

			     Form 13F Information Table
                             For the year ended December 31, 2012

                                 TITLE OF                  VALUE    SH OR PRN  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS          CUSIP     (X$1000)   AMOUNT   PRN  CALL  DISCRETION  MANAGERS SOLE    SHARED NONE
AMERICAN CAPITAL AGENCY CORP    COM              02503X105   15,895 550,000   SH             SOLE              550,000
ERICSSON                        ADR B SEK 10     294821608    1,080 106,928   SH             SOLE              106,928
CURRENCYSHARES EURO TR          EURO SHS         23130C108      469   3,584   SH             SOLE                3,584
ISHARES TR                      FTSE CHINA25 IDX 464287184    2,506  61,962   SH             SOLE               61,962
GLOBAL X FDS                    FTSE COLOMBIA20  37950E200      928  41,705   SH             SOLE               41,705
GOOGLE INC                      CL A             38259P508    1,094   1,546   SH             SOLE                1,546
CLAYMORE EXCHANGE TRD FD TR     GUGG CHN SML CAP 18383Q853      341  14,197   SH             SOLE               14,197
CLAYMORE EXCHANGE TRD FD TR     GUGG FRNTR MKT   18383Q838      474  23,965   SH             SOLE               23,965
ISHARES TR                      HIGH YLD CORP    464288513    3,390  36,317   SH             SOLE               36,317
ISHARES TR                      JPMORGAN USD     464288281      470   3,831   SH             SOLE                3,831
JUNIPER NETWORKS INC            COM              48203R104    1,081  54,954   SH             SOLE               54,954
MARKET VECTORS ETF TR           BRAZL SMCP ETF   57060U613      339   7,959   SH             SOLE                7,959
MARKET VECTORS ETF TR           EM LC CURR DBT   57060U522      479  17,435   SH             SOLE               17,435
MARKET VECTORS ETF TR           RUSSIA ETF       57060U506    2,024  67,694   SH             SOLE               67,694
MARKET VECTORS ETF TR           RUSSIA SMALLCP   57060U399      339  22,252   SH             SOLE               22,252
MARKET VECTORS ETF TR           VIETNAM ETF      57060U761      957  53,180   SH             SOLE               53,180
MASTERCARD INC                  CL A             57636Q104    1,081   2,201   SH             SOLE                2,201
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109    1,066  57,135   SH             SOLE               57,135
ISHARES INC                     MSCI AUSTRALIA   464286103      479  19,044   SH             SOLE               19,044
ISHARES INC                     MSCI BRAZIL      464286400    2,015  36,015   SH             SOLE               36,015
ISHARES INC                     MSCI BRIC INDX   464286657      477  11,673   SH             SOLE               11,673
ISHARES INC                     MSCI JAPAN       464286848      474  48,625   SH             SOLE               48,625
ISHARES INC                     MSCI PAC J IDX   464286665      795  16,868   SH             SOLE               16,868
ISHARES INC                     MSCI STH AFRCA   464286780      936  13,070   SH             SOLE               13,070
ISHARES INC                     MSCI THAILAND    464286624      937  11,359   SH             SOLE               11,359
ISHARES INC                     MSCI TURKEY FD   464286715      931  13,947   SH             SOLE               13,947
PROSHARES TR                    PSHS ULTSHRT QQQ 74347X237      575  19,392   SH             SOLE               19,392
NETFLIX INC                     COM              64110L106    1,104  11,922   SH             SOLE               11,922
NOKIA CORP                      SPONSORED ADR    654902204    1,104 279,528   SH             SOLE              279,528
ORACLE CORP                     COM              68389X105    1,075  32,253   SH             SOLE               32,253
PLANTRONICS INC NEW             COM              727493108    1,092  29,608   SH             SOLE               29,608
ISHARES TR                      S&P EURO PLUS    464287861      612  15,579   SH             SOLE               15,579
SPDR SERIES TRUST               S&P HOMEBUILD    78464A888      398  14,969   SH             SOLE               14,969
ISHARES TR                      S&P LTN AM 40    464287390      476  10,859   SH             SOLE               10,859
SELECT SECTOR SPDR TR           SBI MATERIALS    81369Y100      528  14,071   SH             SOLE               14,071
SPDR SERIES TRUST               BRC HGH YLD BD   78464A417    3,392  83,320   SH             SOLE               83,320
SPDR INDEX SHS FDS              DJ INTL RL ETF   78463X863    1,268  30,677   SH             SOLE               30,677
SPRINT NEXTEL CORP              COM SER 1        852061100    1,061 187,063   SH             SOLE              187,063
PROSHARES TR                    PSHS ULT BASMATL 74347R776      268   7,318   SH             SOLE                7,318
PROSHARES TR                    ULTRA FNCLS NEW  74347X633      332   4,899   SH             SOLE                4,899
PROSHARES TR                    PSHS TECHNOLOGY  74347X153      579  15,654   SH             SOLE               15,654
PROSHARES TR II                 ULTRASHORT YEN N 74347W569    1,034  20,368   SH             SOLE               20,368
INVESCO SR INCOME TR            COM              46131H107      575 111,069   SH             SOLE              111,069
VANGUARD TAX MANAGED INTL FD    MSCI EAFE ETF    921943858    1,180  33,486   SH             SOLE               33,486
VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF 922042858    1,268  28,470   SH             SOLE               28,470